UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-0523

THE DREYFUS FUND INCORORATED
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

FORM N-CSR
Item 1.	Reports to Stockholders.

The Dreyfus Fund Incorporated

SEMIANNUAL REPORT
June 30, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
F O R M O R E I N F O R M AT I O N

Back Cover

The Fund

The Dreyfus Fund
Incorporated

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for The Dreyfus Fund Incorporated, covering the six-month period from January 1, 2006, through June 30, 2006.

Stock market gains over the first four months of 2006 were given back in May and June, when investors reacted negatively to suggestions that the U.S. Federal Reserve Board (the “Fed”) and other central banks, in their fight against inflation, might raise short-term interest rates more than previously expected. In the judgment of our Chief Economist, Richard Hoey, the recent correction reflects an adjustment among leveraged investors toward lower risk levels as the U.S. economy moves into a more mature phase with milder rates of growth. In our view, corrections such as these generally are healthy mechanisms that help wring speculative excesses from the financial markets, potentially setting the stage for future rallies.

While a recession currently appears unlikely, a number of economic uncertainties remain. Indicators to watch in the months ahead include the outlook for inflation, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies. As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

Sean P. Fitzgibbon, Portfolio Manager

How did The Dreyfus Fund Incorporated perform relative to its benchmark?

For the six-month period ended June 30, 2006, the fund produced a total return of 1.82% .1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, provided a total return of 2.71% for the same period.2

We attribute these results to continued U.S. economic growth in the face of rising interest rates and inflationary pressures, which produced volatile market conditions later in the reporting period.The fund generally mirrored the benchmark’s fluctuations. However, relatively weak performance in the financials, telecommunications services and technology sectors caused the fund’s returns to lag the benchmark.

What is the fund’s investment approach?

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal.To pursue these goals, the fund primarily invests in common stocks issued by U.S. companies, including, to a limited degree, those issued in initial public offerings.The fund may invest up to 20% of its assets in foreign securities.

When choosing stocks, the fund focuses on large-capitalization companies with strong positions in their industries and a catalyst that can trigger a price increase.The portfolio manager uses fundamental analysis to create a broadly diversified core portfolio composed of growth stocks, value stocks and stocks that exhibit characteristics of both investment styles.The manager selects stocks based on:

  Value, or how a stock is priced relative to its perceived intrinsic worth;
  Growth, in this case the sustainability or growth of earnings or cash flow; and
  Financial Profile, which measures the financial health of the company.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, the company has lost favor in the current market or economic environment, or a more attractive opportunity has been identified.

What other factors influenced the fund’s performance?

The stock market performed well during the first four months of the reporting period, supported by robust economic growth. However, concerns that intensifying inflationary pressures and rising interest rates could erode future economic growth drove the market sharply lower in May and June.

Fueled by high oil and gas prices, energy stocks set the pace for the market’s advance.The fund participated fully in the sector’s rise, outperforming the benchmark’s energy component due to a mildly overweighted position in the energy sector. Performance relative to the benchmark also benefited from the fund’s reduced focus on natural gas companies, which were subject to easing prices in the low-demand spring and summer months. Instead, the fund emphasized oilfield services stocks, such as GlobalSantaFe and Diamond Offshore Drilling, which rose on the strength of rising long-term demand for drilling services.

The fund added value in several other sectors as well. In the basic materials area, investments in raw material producers, such as diversified mining companies BHP Billiton Limited and Rio Tinto plc, achieved gains due to strong global industrial demand, especially in China, India and the United States. In the consumer discretionary sector, the fund’s overweighted position in Hilton Hotels benefited from high levels of business travel. In the health care sector, the market’s weakest performing sector, the fund limited losses by adopting a mildly underweighted position and by avoiding most investments in the particularly weak areas of medical devices and managed care.

On the negative side, the fund underperformed its benchmark in financials due to a variety of company-specific problems. Most notably,

insurer UnumProvident came under pressure due to unexpectedly high levels of claims, while American International Group gave up the premium valuation it historically had maintained in the wake of corporate governance issues. In addition, title insurer Fidelity National Title Group suffered due to slowing trends in the housing market, as did mortgage lender Freddie Mac.

Two other sectors further detracted from the fund’s relative performance. The fund held significantly underweighted exposure to telecommunications services stocks in light of the increasing competitive pressure facing industry participants, but the sector rebounded from its lows of 2005, undermining the fund’s relative performance. Finally, in the technology area, holdings such as software developer Autodesk and semiconductor maker Advanced Micro Devices suffered due to slowing growth trends.

What is the fund’s current strategy?

As of the end of the reporting period, the fund has continued to maintain slightly overweighted exposure to energy stocks in light of their prospects for sustained high oil and gas prices. By contrast, we have continued to allocate a smaller percentage of assets than the benchmark to telecommunications stocks due to heightened competitive pressures. The fund’s other sector weightings generally matched the composition of the benchmark, reflecting a balanced approach to the current economic and market environment.

July 17, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in The Dreyfus Fund Incorporated from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2006

Expenses paid per $1,000 †	$ 3.70
Ending value (after expenses)	$1,018.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2006

Expenses paid per $1,000 †	$ 3.71
Ending value (after expenses)	$1,021.12

† Expenses are equal to the fund’s annualized expense ratio of .74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

S TAT E M E N T O F I N V E S T M E N T S
J u n e 3 0 , 2 0 0 6 ( U n a u d i t e d )

Common Stocks—98.6%	Shares		Value ($)

Basic Industries—.7%
Galen Partners II, LP (Units)	1.097	[d]	718,844
SK Equity Fund, LP (Units)	1.788	[d]	8,527,339
			9,246,183
Consumer Discretionary—11.3%
Carnival	167,190	[a]	6,978,511
Federated Department Stores	293,540		10,743,564
Fortune Brands	109,650		7,786,246
H & R Block	490,710		11,708,341
Hilton Hotels	254,970		7,210,552
Home Depot	455,690		16,309,145
McDonald’s	609,560		20,481,216
News, Cl. A	628,300		12,050,794
Staples	307,840		7,486,669
Target	318,520		15,566,072
Time Warner	787,400		13,622,020
Viacom, Cl. B	338,960	[b]	12,148,326
Walt Disney	381,620		11,448,600
			153,540,056
Consumer Staples—10.1%
Altria Group	477,490		35,062,091
Cadbury Schweppes, ADR	368,890		14,320,310
Colgate-Palmolive	318,490		19,077,551
CVS	416,430		12,784,401
Dean Foods	395,140	[b]	14,695,257
PepsiCo	394,140		23,664,166
Procter & Gamble	328,785		18,280,446
			137,884,222
Energy—10.2%
Chevron	287,190		17,823,011
Diamond Offshore Drilling	112,640		9,453,875
ENI, ADR	206,440		12,128,350
Exxon Mobil	768,860		47,169,561
GlobalSantaFe	139,690		8,067,097

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Occidental Petroleum	156,830	16,082,916
Petroleo Brasileiro, ADR	122,310	10,923,506
XTO Energy	386,750	17,121,422
		138,769,738
Financial—21.9%
American International Group	414,260	24,462,053
AmeriCredit	355,040 [b]	9,912,717
Bank of America	767,472	36,915,403
Bank of New York	485,580	15,635,676
Capital One Financial	186,520	15,938,134
CapitalSource	467,190	10,960,277
Citigroup	599,700	28,929,528
Countrywide Financial	391,870	14,922,410
Fidelity National Title Group, Cl. A	182,062	3,581,160
Freddie Mac	308,820	17,605,828
Golden West Financial	76,050	5,642,910
Goldman Sachs Group	48,720	7,328,950
JPMorgan Chase & Co.	628,100	26,380,200
Lehman Brothers Holdings	87,980	5,731,897
Merrill Lynch & Co.	332,600	23,135,656
St. Paul Travelers Cos.	157,720	7,031,158
UnumProvident	490,310	8,889,320
Wachovia	451,840	24,435,507
Wells Fargo & Co.	156,240	10,480,579
		297,919,363
Health Care—11.6%
Abbott Laboratories	234,650	10,233,086
AmerisourceBergen	158,610	6,648,931
Amgen	188,790 [b]	12,314,772
Fisher Scientific International	164,320 [b]	12,003,576
Johnson & Johnson	224,620	13,459,230
Medtronic	354,790	16,646,747
Novartis, ADR	271,340	14,630,653

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Pfizer	813,140	19,084,396
Sanofi-Aventis, ADR	218,790	10,655,073
UnitedHealth Group	184,590	8,265,940
WellPoint	208,410 [b]	15,165,996
Wyeth	222,220	9,868,790
Zimmer Holdings	151,010 [b]	8,565,287
		157,542,477
Industrial—11.2%
American Standard Cos.	159,000	6,879,930
Cendant	799,930	13,030,860
Danaher	106,520	6,851,366
Eaton	161,660	12,189,164
Emerson Electric	223,830	18,759,192
General Electric	1,548,560	51,040,538
Mueller Water Products	404,120 [a]	7,035,729
Norfolk Southern	256,340	13,642,415
Tyco International	421,270	11,584,925
United Technologies	177,750	11,272,905
		152,287,024
Information Technology—14.4%
Accenture, Cl. A	238,580	6,756,586
Autodesk	204,370 [b]	7,042,590
Broadcom, Cl. A	192,530 [b]	5,785,526
Cisco Systems	1,118,523 [b]	21,844,754
Citrix Systems	223,900 [b]	8,987,346
Corning	420,580 [b]	10,173,830
Hewlett-Packard	614,200	19,457,856
Intel	575,040	10,897,008
International Business Machines	241,850	18,578,917
Microchip Technology	220,940	7,412,537
Microsoft	1,473,900	34,341,870
Nokia, ADR	327,660	6,638,392
Oracle	690,440 [a,b]	10,004,476

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Qualcomm	354,990	14,224,449
SAP, ADR	126,150	6,625,398
Texas Instruments	223,410	6,767,089
		195,538,624
Materials—2.8%
Air Products & Chemicals	98,630	6,304,430
Barrick Gold	316,620	9,371,952
EI Du Pont de Nemours & Co.	221,930	9,232,288
Rio Tinto, ADR	64,110	13,444,508
		38,353,178
Telecommunication Services—1.3%
Sprint Nextel	158,700	3,172,413
Verizon Communications	440,900	14,765,741
		17,938,154
Utilities—3.1%
Consolidated Edison	167,680	7,451,699
Dominion Resources/VA	114,420	8,557,472
FPL Group	218,970	9,060,979
Sempra Energy	207,130	9,420,272
Southern	246,590	7,903,210
		42,393,632
Total Common Stocks
(cost $1,146,693,686)		1,341,412,651

Other Investment—1.7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $22,547,000)	22,547,000 [c]	22,547,000

10

Investment of Cash Collateral
	for Securities Loaned—.2%		Shares Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,253,560)			2,253,560 [c] 2,253,560

Total Investments (cost $1,171,494,246)			100.5% 1,366,213,211

Liabilities, Less Cash and Receivables			(.5%) (6,061,216)

Net Assets			100.0% 1,360,151,995

ADR—American Depository Receipts
[a]	All or a portion of these securities are on loan. At June 30, 2006, the total market value of the fund’s securities on
	loan is $5,630,082 and the total market value of the collateral held by the fund is $5,848,760 consisting of cash
	collateral of $2,253,560 and U.S. Government and agency securities valued at $3,595,200.
[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.
[d]	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of
	$9,246,183 representing .7% of net assets (see below).

			Net
	Acquisition	Purchase	Assets
Issuer	Date	Price ($) †	(%) Valuation ($) ††

Galen Partners II, LP (Units)	5/6/94-1/3/97	655,560	.01 655,560 per unit
SK Equity Fund, LP (Units)	3/8/95-9/18/96	487,828	.06 4,768,248 per unit

† Average cost per unit.
††	The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	21.9	Utilities	3.1
Information Technology	14.4	Materials	2.8
Health Care	11.6	Money Market Investments 1.9
Consumer Discretionary	11.3	Telecommunication Services 1.3
Industrial	11.2	Basic Industries .7
Energy	10.2
Consumer Staples	10.1		100.5

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $5,630,082)—Note 1(b):
Unaffiliated issuers	1,146,693,686	1,341,412,651
Affiliated issuers	24,800,560	24,800,560
Receivable for investment securities sold		3,385,925
Dividends and interest receivable		1,378,935
Receivable for shares of Common Stock subscribed		87,509
Prepaid expenses		37,360
		1,371,102,940

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		880,129
Cash overdraft due to Custodian		6,322,414
Liability for securities on loan—Note 1(b)		2,253,560
Payable for shares of Common Stock redeemed		1,045,475
Payable for investment securities purchased		316,000
Accrued expenses		133,367
		10,950,945

Net Assets ($)		1,360,151,995

Composition of Net Assets ($):
Paid-in capital		1,063,464,917
Accumulated undistributed investment—net		2,632,153
Accumulated net realized gain (loss) on investments		99,335,960
Accumulated net unrealized appreciation
(depreciation) on investments		194,718,965

Net Assets ($)		1,360,151,995

Shares Outstanding
(500 million shares of $1 par value shares of Common Stock authorized)		132,634,291
Net Asset Value, offering and redemption price per share ($)		10.25

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $235,449 foreign taxes withheld at source):
Unaffiliated issuers	15,611,199
Affiliated issuers	178,774
Income from securities lending	14,180
Total Income	15,804,153
Expenses:
Management fee—Note 3(a)	4,595,890
Shareholder servicing costs—Note 3(a)	465,302
Custodian fees—Note 3(a)	44,212
Prospectus and shareholders’ reports	35,751
Directors’ fees and expenses—Note 3(b)	18,594
Registration fees	12,334
Professional fees	8,195
Loan commitment fees—Note 2	6,865
Interest expense—Note 2	1,769
Total Expenses	5,188,912
Investment Income—Net	10,615,241

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	99,506,432
Net unrealized appreciation (depreciation) on investments	(82,139,794)
Net Realized and Unrealized Gain (Loss) on Investments	17,366,638
Net Increase in Net Assets Resulting from Operations	27,981,879

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Operations ($):
Investment income—net	10,615,241	16,046,454
Net realized gain (loss) on investments	99,506,432	117,199,072
Net unrealized appreciation
(depreciation) on investments	(82,139,794)	(62,624,307)
Net Increase (Decrease) in Net Assets
Resulting from Operations	27,981,879	70,621,219

Dividends to Shareholders from ($):
Investment income—net	(10,674,155)	(15,285,754)
Net realized gain on investments	(17,904,786)	(53,090,699)
Total Dividends	(28,578,941)	(68,376,453)

Capital Stock Transactions ($):
Net proceeds from shares sold	4,114,771	15,329,331
Dividends reinvested	24,571,150	59,027,167
Cost of shares redeemed	(79,287,532)	(168,854,828)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(50,601,611)	(94,498,330)
Total Increase (Decrease) in Net Assets	(51,198,673)	(92,253,564)

Net Assets ($):
Beginning of Period	1,411,350,668	1,503,604,232
End of Period	1,360,151,995	1,411,350,668
Undistributed investment income—net	2,632,153	3,895,476

Capital Share Transactions (Shares):
Shares sold	390,725	1,507,908
Shares issued for dividends reinvested	2,383,671	5,719,974
Shares redeemed	(7,489,053)	(16,575,577)
Net Increase (Decrease) in Shares Outstanding	(4,714,657)	(9,347,695)

See notes to financial statements.
14

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2006		Year Ended December 31,

	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	10.28	10.25	9.56	7.72	9.99	11.20
Investment Operations:
Investment income—net [a]	.08	.11	.11	.08	.06	.06
Net realized and unrealized
gain (loss) on investments	.11	.43	.69	1.83	(2.27)	(1.19)
Total from Investment Operations .19		.54	.80	1.91	(2.21)	(1.13)
Distributions:
Dividends from investment
income—net	(.08)	(.11)	(.11)	(.07)	(.06)	(.06)
Dividends from net realized
gain on investments	(.14)	(.40)	—	—	—	—
Dividends in excess of net
realized gain on investments	—	—	—	—	—	(.02)
Total Distributions	(.22)	(.51)	(.11)	(.07)	(.06)	(.08)
Net asset value, end of period	10.25	10.28	10.25	9.56	7.72	9.99

Total Return (%)	1.82[b]	5.28	8.46	24.94	(22.15)	(10.07)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.37[b]	.74	.75	.77	.76	.73
Ratio of net investment income
to average net assets	.75[b]	1.13	1.18	.91	.68	.63
Portfolio Turnover Rate	25.05[b]	58.50	66.66	55.14	49.46	60.55

Net Assets, end of period
($ x 1,000) 1,360,152		1,411,351	1,503,604	1,517,129	1,316,897 1,863,438

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

The Dreyfus Fund Incorporated (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation, (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statements of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institu-tions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2005 were as follows: ordinary income $15,285,754 and long-term capital gains $53,090,699.The tax character of current year distributions will be determined at the ended of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended June 30, 2006 was approximately $68,200, with a related weighted average annualized interest rate of 5.23% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is payable monthly, based on the following annual percentages of the value of the fund’s average daily net assets: .65% of the first $1.5 billion; .625% of the next $500 million; .60% of the next $500 million; and .55% over $2.5 billion.

The Agreement provides for an expense reimbursement from the Manager should the fund’s aggregate expenses, exclusive of taxes and brokerage commissions, exceed 1% of the value of the fund’s average daily net assets for any full year.No expense reimbursement was required pursuant to the Agreement for the period ended June 30, 2006.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2006, the fund was charged $316,601 pursuant to the transfer agency agreement.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement to provide custodial services for the fund. During the period ended June 30, 2006, the fund was charged $44,212 pursuant to the custody agreement.

During the period ended June 30, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $730,534, chief compliance officer fees $1,926, custodian fees $31,306 and transfer agency per account fees $116,363.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(c) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2006, amounted to $351,347,492 and $434,627,691, respectively.

At June 30, 2006, accumulated net unrealized appreciation on investments was $194,718,965, consisting of $222,418,254 gross unrealized appreciation and $27,699,289 gross unrealized depreciation.

At June 30,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investment).

For More	Information

The Dreyfus Fund	Transfer Agent &
Incorporated	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS FUND INCORPORATED

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 24, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 24, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)